Description of Organization and Business Operations - Additional Information (Details) - USD ($)						11 Months Ended	12 Months Ended
	Mar. 28, 2023	Mar. 20, 2023	Sep. 27, 2022	Sep. 28, 2021	Sep. 23, 2021	Dec. 31, 2021	Dec. 31, 2022	Sep. 28, 2023	Feb. 27, 2023	Jan. 25, 2023	Sep. 26, 2022	Sep. 23, 2022
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Date of incorporation							Jan. 19, 2021
Sale of common stock, Shares				23,000,000
Proceeds from issuance of unit				$ 225,400,000		$ 25,000
Common stock, par value					$ 0.0001	$ 0.0001	$ 0.0001
Number of shares of common stock per unit					1
Exercise price of warrants					$ 11.5		$ 11.5
Sale of stock price per unit				$ 10
Proceeds from sale of Units, net of underwriting discounts paid						$ 226,850,000
Transaction costs, net				$ 13,193,740
Transaction costs						733,740	$ 85,000
Deferred underwriting fees				9,200,000
Offering costs				843,740
Reimbursement of offering expenses				1,450,000
Monthly extension of amendment description							The Company’s initial public offering prospectus and Amended and Restated Certificate of Incorporation provided that the Company initially had until September 28, 2022 (the date which was 12 months after the consummation of the Offering) to complete the Business Combination. On September 23, 2022, the Company held a special meeting of its stockholders and the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation that extends the date by which the Company must consummate a Business Combination transaction from September 28, 2022 up to March 28, 2023 in one-month extensions (the “Extension”).
US Government treasury bills maturity description							U.S. government treasury bills with a maturity of one hundred and eighty-five (185) days or less
Public shares redemption percentage							100.00%
Decommissioning trust assets description							The Company’s Amended and Restated Certificate of Incorporation provides that, other than the withdrawal of interest to pay taxes none of the funds held in the Trust Account will be released until the earlier of: (1) thecompletion of the Business Combination; (2) the redemption of 100% of the outstanding Public Shares if the Company has not completed an initial Business Combination within 24 months from the closing of the Offering; or (3) the redemption of any Public Shares properly tendered in connection with a stockholder vote to amend the Amended and Restated Certificate of Incorporation (A) to modify the substance or timing of the Company’s obligation to redeem 100% of the Company’s Public Shares if the Company does not complete its initial Business Combination within the required time period or (B) with respect to any other provision relating to the Company’s pre-business combination activity and related stockholders’ rights.
Cash						$ 421,549	$ 78,196
Working capital deficit							(3,935,695)
Subsequent Event
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of common shares to be redeemed	995,049
Amount withdrawn from trust account	$ 10,449,626
Monthly extension fee payable	160,000
Wells Fargo Securities LLC | Subsequent Event
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Deferred underwriting fee waiver amount		$ 6,440,000
Accounts Payable
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Transaction costs, net							25,000
Scenario Forcast
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Monthly extension fee payable								$ 100,000
Extension Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value												$ 0.0001
Number of common shares to be redeemed												18,985,950
Amount withdrawn from trust account			$ 192,138,312
Extension Note | Subsequent Event
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount	$ 1,060,000								$ 960,000	$ 960,000
Extension Note | Sponsor
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount							640,000				$ 160,000
Extension Note | Sponsor | Subsequent Event
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount									160,000	160,000
Working Capital Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount							$ 260,000
Conversion price							$ 10
Working Capital Note | Subsequent Event
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount									$ 350,000	$ 805,000
Working Capital Note | Sponsor
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Principal amount											$ 65,000
Underwriting Agreement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares					20,000,000
Proceeds from issuance of unit				$ 232,300,000	$ 200,000,000
Maximum
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Exercise price of warrants							$ 9.2
Net interest to pay dissolution expenses							$ 100,000
Over-Allotment Option
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares				3,000,000
Proceeds from issuance of unit				$ 230,000,000
Over-Allotment Option | Underwriting Agreement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Underwriters Option Period					45 days
Over-Allotment Option | Maximum | Underwriting Agreement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares					3,000,000
Proceeds from issuance of unit					$ 30,000,000
Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Proceeds from issuance of unit				6,900,000
Sale of units description							Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant.
Private Placement | Working Capital Note
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units in private placement							26,000
Underwriter Fees
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Transaction costs				$ 4,600,000
Founders
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of stock price per unit				$ 10
Sale of units in private placement				795,000
Proceeds from sale of Units, net of underwriting discounts paid				$ 7,950,000
Founders | Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units description						Each Private Placement Unit consists of one share of the Company’s common stock and one warrant (a “Private Placement Warrant”).
Number of shares of common stock per unit						1	1
Exercise price of warrants						$ 11.5
Sale of units in private placement						795,000
Warrants
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of units description							Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).
Warrants | Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Number of shares of common stock per unit							1
Common Stock | Maximum
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Exercise price of warrants							$ 9.2
Common Stock | Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Common stock, par value							$ 0.0001
Number of shares of common stock per unit							1
Common Stock | Founders
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares						10,047,500
Proceeds from issuance of unit						$ 25,000
Common Stock | Founders | Private Placement
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Sale of common stock, Shares						795,000